STOCK-BASED COMPENSATION - Summary of Status of Company's Stock Option Plans and Changes (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balances at beginning of period, Number of Shares	3,628,000	2,305,000
Number of Shares Options Granted	1,151,500	1,573,000
Number of Shares Options Exercised	0	0
Number of Shares Options Cancelled	(223,333)	(250,000)
Number of Shares Options Forfeited	(293,001)
Balances at End of period, Number of shares	4,263,166	3,628,000
Number of Shares Options vested and exercisable	1,915,827
Weighted Average Exercise Price Outstanding Beginning of period	$ 3.64	$ 3.96
Weighted Average Exercise Price Options Granted	1.18	3.22
Weighted Average Exercise Price Options Exercised	0	0
Weighted Average Exercise Price Options Cancelled	3.98	3.98
Weighted Average Exercise Price Options Forfeited	2.95
Weighted Average Exercise Price Outstanding end of period	3.01	$ 3.64
Weighted Average Exercise Price Options vested and exercisable	$ 3.58